Quarterly Holdings Report
for
Fidelity Freedom® Blend 2055 Fund
June 30, 2025
FBF-Y55-NPRT1-0825
1.9892481.106
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	130,800	1,008,472
Fidelity Series Corporate Bond Fund (b)	16,644	156,287
Fidelity Series Emerging Markets Debt Fund (b)	1,351,844	10,949,938
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	338,103	3,249,174
Fidelity Series Floating Rate High Income Fund (b)	226,416	2,006,050
Fidelity Series Government Bond Index Fund (b)	810	7,435
Fidelity Series High Income Fund (b)	1,276,465	11,232,896
Fidelity Series International Developed Markets Bond Index Fund (b)	2,275,157	19,839,367
Fidelity Series Investment Grade Bond Fund (b)	8,276	83,582
Fidelity Series Investment Grade Securitized Fund (b)	16,734	150,104
Fidelity Series Long-Term Treasury Bond Index Fund (b)	17,324,365	93,205,086
Fidelity Series Real Estate Income Fund (b)	201,768	2,021,714
TOTAL BOND FUNDS (Cost $156,528,266)		143,910,105

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	13,211,745	273,086,760
Fidelity Series Commodity Strategy Fund (b)	42,740	3,884,212
Fidelity Series Large Cap Growth Index Fund (b)	6,532,498	175,789,521
Fidelity Series Large Cap Stock Fund (b)	6,290,514	162,861,411
Fidelity Series Large Cap Value Index Fund (b)	19,092,787	329,350,573
Fidelity Series Small Cap Core Fund (b)	6,318,198	73,670,194
Fidelity Series Small Cap Opportunities Fund (b)	2,329,945	34,040,495
Fidelity Series Value Discovery Fund (b)	7,290,077	117,880,543
TOTAL DOMESTIC EQUITY FUNDS (Cost $938,977,448)		1,170,563,709

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,521,971	64,769,038
Fidelity Series Emerging Markets Fund (b)	5,337,826	54,499,199
Fidelity Series Emerging Markets Opportunities Fund (b)	10,182,962	218,119,043
Fidelity Series International Growth Fund (b)	7,551,543	149,898,123
Fidelity Series International Index Fund (b)	3,946,386	56,433,326
Fidelity Series International Small Cap Fund (b)	1,410,431	27,982,954
Fidelity Series International Value Fund (b)	9,822,132	149,983,958
Fidelity Series Overseas Fund (b)	9,230,311	149,531,042
Fidelity Series Select International Small Cap Fund (b)	127,737	1,701,454
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $710,697,680)		872,918,137

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	1,160,000	1,158,784
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	830,000	828,473
US Treasury Bills 0% 7/24/2025 (d)	4.24	1,100,000	1,097,073
US Treasury Bills 0% 7/3/2025 (d)	4.18 to 4.24	520,000	519,879
US Treasury Bills 0% 7/31/2025 (d)	4.23	1,670,000	1,664,201
US Treasury Bills 0% 8/28/2025 (d)	4.28	820,000	814,286
US Treasury Bills 0% 9/25/2025 (d)	4.23 to 4.26	120,000	118,799
US Treasury Bills 0% 9/4/2025 (d)	4.29	390,000	387,001
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,588,566)			6,588,496

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,254,253)	4.32	3,253,602	3,254,253

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,816,046,213)	2,197,234,700
NET OTHER ASSETS (LIABILITIES) - 0.0%	(203,058)
NET ASSETS - 100.0%	2,197,031,642

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	216	Sep 2025	28,962,360	248,300	248,300
ICE MSCI Emerging Markets Index Contracts (United States)	178	Sep 2025	10,978,150	206,434	206,434

TOTAL EQUITY CONTRACTS					454,734

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	249	Sep 2025	27,915,234	587,699	587,699
CBOT US Treasury Long Bond Contracts (United States)	486	Sep 2025	56,041,875	2,191,799	2,191,799

TOTAL INTEREST RATE CONTRACTS					2,779,498

TOTAL PURCHASED					3,234,232

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	144	Sep 2025	45,027,000	(1,591,914)	(1,591,914)

TOTAL FUTURES CONTRACTS					1,642,318
The notional amount of futures purchased as a percentage of Net Assets is 5.7%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,588,496.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,645,849	13,132,987	16,524,583	39,079	-	-	3,254,253	3,253,602	0.0%
Total	6,645,849	13,132,987	16,524,583	39,079	-	-	3,254,253

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	944,185	71,832	3,699	3,667	5	(3,851)	1,008,472	130,800
Fidelity Series Blue Chip Growth Fund	230,588,286	13,244,284	17,499,378	-	(332,909)	47,086,477	273,086,760	13,211,745
Fidelity Series Canada Fund	53,693,309	3,330,512	462,135	-	3,058	8,204,294	64,769,038	3,521,971
Fidelity Series Commodity Strategy Fund	3,790,068	225,072	12,274	-	57	(118,711)	3,884,212	42,740
Fidelity Series Corporate Bond Fund	19,214	133,337	438	1,565	(8)	4,182	156,287	16,644
Fidelity Series Emerging Markets Debt Fund	10,030,501	775,156	33,795	154,427	(16)	178,092	10,949,938	1,351,844
Fidelity Series Emerging Markets Debt Local Currency Fund	2,877,079	156,908	8,576	-	243	223,520	3,249,174	338,103
Fidelity Series Emerging Markets Fund	45,923,841	3,598,591	553,907	-	(3,139)	5,533,813	54,499,199	5,337,826
Fidelity Series Emerging Markets Opportunities Fund	183,806,127	12,937,948	1,553,870	-	(5,598)	22,934,436	218,119,043	10,182,962
Fidelity Series Floating Rate High Income Fund	1,854,677	152,336	6,164	38,728	(52)	5,253	2,006,050	226,416
Fidelity Series Government Bond Index Fund	112,432	484,212	592,430	1,716	3,483	(262)	7,435	810
Fidelity Series High Income Fund	10,169,743	782,684	33,168	173,697	181	313,456	11,232,896	1,276,465
Fidelity Series International Developed Markets Bond Index Fund	18,015,432	1,649,457	60,990	88,140	(47)	235,515	19,839,367	2,275,157
Fidelity Series International Growth Fund	124,931,645	10,591,416	426,000	-	10,915	14,790,147	149,898,123	7,551,543
Fidelity Series International Index Fund	47,743,852	3,144,984	248,810	-	3,202	5,790,098	56,433,326	3,946,386
Fidelity Series International Small Cap Fund	24,524,541	561,605	1,592,415	-	(40,064)	4,529,287	27,982,954	1,410,431
Fidelity Series International Value Fund	132,019,474	7,342,196	5,730,276	-	164,073	16,188,491	149,983,958	9,822,132
Fidelity Series Investment Grade Bond Fund	80,328	453,883	457,004	2,194	4,824	1,551	83,582	8,276
Fidelity Series Investment Grade Securitized Fund	19,264	129,715	438	1,382	(5)	1,568	150,104	16,734
Fidelity Series Large Cap Growth Index Fund	146,811,812	8,732,869	6,189,888	237,410	(35,685)	26,470,413	175,789,521	6,532,498
Fidelity Series Large Cap Stock Fund	135,208,160	9,312,129	3,331,656	-	60,979	21,611,799	162,861,411	6,290,514
Fidelity Series Large Cap Value Index Fund	285,419,349	32,822,195	925,672	-	(19,326)	12,054,027	329,350,573	19,092,787
Fidelity Series Long-Term Treasury Bond Index Fund	81,984,275	14,360,940	1,199,137	786,603	(49,623)	(1,891,369)	93,205,086	17,324,365
Fidelity Series Overseas Fund	125,402,369	7,803,318	426,000	-	4,628	16,746,727	149,531,042	9,230,311
Fidelity Series Real Estate Income Fund	1,886,682	138,880	12,379	28,768	(53)	8,584	2,021,714	201,768
Fidelity Series Select International Small Cap Fund	341,097	1,244,301	93,630	-	3,500	206,186	1,701,454	127,737
Fidelity Series Small Cap Core Fund	65,912,002	3,871,053	1,320,866	-	(77,153)	5,285,158	73,670,194	6,318,198
Fidelity Series Small Cap Opportunities Fund	29,306,768	2,173,662	339,771	-	(29,883)	2,929,719	34,040,495	2,329,945
Fidelity Series Value Discovery Fund	103,000,438	11,792,690	331,961	-	(9,804)	3,429,180	117,880,543	7,290,077
	1,866,416,950	152,018,165	43,446,727	1,518,297	(344,217)	212,747,780	2,187,391,951

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.